Noncontrolling Interests Subject to Put Provisions	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

12. Noncontrolling Interests Subject to Put Provisions and Other Temporary Equity

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners’ discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners’ noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. Additionally, there are put provisions that are valued by an external valuation firm. The external valuation estimates the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate, the discounted cash flows and the implicit multiple of earnings and/or revenue at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

At December 31, 2015, 2014 and 2013, the Company’s potential obligations under these put options were $1.023.755, $824.658 and $648.251, respectively. At December 31, 2015, 2014 and 2013, put options with an aggregate purchase obligation of $258.552, $123.846 and $119.148, respectively, were exercisable. In the last three fiscal years ending December 31, 2015, eleven such put provisions have been exercised for a total consideration of $13,747.

The following is a roll forward of noncontrolling interests subject to put provisions for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013

Beginning balance as of January 1,	$824.658	$648.251	$523.260
Contributions to noncontrolling interests	(164.830)	(142.696)	(122.179)
Purchase/ sale of noncontrolling interests	7.915	87.902	16.190
Contributions from noncontrolling interests	16.749	16.064	17.767
Expiration of put provisions and other reclassifications	5.206	(4.650)	(9.467)
Changes in fair value of noncontrolling interests	178.003	89.767	108.575
Net income	159.127	133.593	113.156
Other comprehensive income (loss)	(3.073)	(3.573)	949
Ending balance as of December 31,	$1.023.755	$824.658	$648.251

	2015	2014	2013

Beginning balance as of January 1,	$824.658	$648.251	$523.260
Contributions to noncontrolling interests	(164.830)	(142.696)	(122.179)
Purchase/ sale of noncontrolling interests	7.915	87.902	16.190
Contributions from noncontrolling interests	16.749	16.064	17.767
Expiration of put provisions and other reclassifications	5.206	(4.650)	(9.467)
Changes in fair value of noncontrolling interests	178.003	89.767	108.575
Net income	159.127	133.593	113.156
Other comprehensive income (loss)	(3.073)	(3.573)	949
Ending balance as of December 31,	$1.023.755	$824.658	$648.251